Investment Strategy - Nomura Transformational Technologies ETF	Jan. 07, 2026
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]

Under normal circumstances, the Nomura Transformational Technology ETF invests at least 80% of its net assets, plus any borrowings for investment purposes, in technology companies. Such companies may include: (i) companies that derive a competitive advantage by the application of technological developments or discoveries to grow their business or increase their competitive advantage; (ii) companies whose products, processes or services, in the opinion of Delaware Management Company (the “Manager”), are being, or are expected to be, significantly benefited by the use or commercial application of technological developments or discoveries; and (iii) companies that utilize technology as an agent of change to significantly enhance their business opportunities (applied technology companies). The Fund may invest in securities issued by companies of any size, and may invest without limitation in foreign securities, including securities of issuers within emerging markets. The Fund defines emerging market countries to include those currently considered to be developing by the World Bank, the United Nations, or the countries’ governments. The Fund is nondiversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers.

The Manager typically emphasizes growth potential in selecting stocks; that is, the Manager seeks companies in which earnings are likely to grow faster than the economy. The Manager aims to identify strong secular trends within industries and then applies a largely bottom-up (researching individual issuers) stock selection process by considering a number of factors in selecting securities for the Fund. These may include but are not limited to a company’s growth potential, earnings potential, quality of management, valuation, financial statements, industry position/market size potential and applicable economic and market conditions, as well as whether a company’s products and services have high barriers to entry. The Fund typically holds a limited number of stocks (generally 20 to 40). The Fund has adopted a policy to concentrate its investments (invest at least 25% of its assets) in the securities of companies in the technology industry.

Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets. The Fund may invest in foreign securities through the use of American depositary receipts (ADRs), which are receipts issued by a depositary (usually a US bank) and represent the bank’s holdings of a stated number of shares of a foreign corporation. Generally, an ADR entitles the holder to all payments of interest, dividends, and capital gains earned by the underlying foreign shares. ADRs are generally denominated in US dollars and are bought and sold on a US stock exchange in the same manner as US securities.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated due to a change in management, change in strategy and/or a change in its financial characteristics. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities, when a security’s valuation reaches the Manager’s fair value targets, or to raise cash.

The Fund’s 80% policy is non-fundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund’s 80% policy is non-fundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Nomura Transformational Technology ETF invests at least 80% of its net assets, plus any borrowings for investment purposes, in technology companies.